Financing Arrangements - Revolving credit facility (Details) - USD ($)			12 Months Ended
	Dec. 21, 2017	Feb. 03, 2016	Dec. 31, 2020	Aug. 27, 2021	Dec. 31, 2019
Revolving Credit Facility [Member]
Financing Arrangements
Debt issuance costs	$ 400,000	$ 1,100,000
Increase in borrowing capacity	$ 50,000,000.0
Debt instrument term		5 years
Amount outstanding			$ 0		$ 0
Aggregate borrowing capacity		$ 30,000,000.0		$ 25,000,000
Availability under the facility			$ 50,000,000.0
Revolving Credit Facility [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Commitment fee, as a percent			0.50%
Revolving Credit Facility [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member] | Minimum
Financing Arrangements
Leverage ratio threshold			2.00
Revolving Credit Facility [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Commitment fee, as a percent			0.38%
Revolving Credit Facility [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member] | Maximum
Financing Arrangements
Leverage ratio threshold			2.00
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			2.75%
Revolving Credit Facility [Member] | ABR | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			2.25%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category One Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			3.75%
Revolving Credit Facility [Member] | London Interbank Offered Rate (LIBOR) [Member] | Entity Leverage Ratio In Category Two Per Loan Agreement [Member]
Financing Arrangements
Margin rate, as a percent			3.25%
Swingline Loan [Member]
Financing Arrangements
Aggregate borrowing capacity		5,000,000
Letter of Credit [Member]
Financing Arrangements
Amount outstanding			$ 0		$ 0
Aggregate borrowing capacity		$ 5,000,000.0